NONCONTROLLING INTEREST (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023	May 31, 2023	Dec. 31, 2024
NONCONTROLLING INTEREST
Increase in additional paid-in capital	$ 968
Kingway Technology
NONCONTROLLING INTEREST
Ownership interest held (as a percent)	54.30%	100.00%
Capital contributions from shareholders		$ 4,857
Kingway Technology | Related party
NONCONTROLLING INTEREST
Capital contributions from shareholders	$ 4,182
Kingway Technology | Nonrelated Party
NONCONTROLLING INTEREST
Capital contributions from shareholders	$ 278
Lianpeng
NONCONTROLLING INTEREST
Ownership interest held (as a percent)			51.00%
Lianpeng | Nonrelated Party
NONCONTROLLING INTEREST
Capital contributions from shareholders			$ 404